Related Parties (Details) - BRL (R$) R$ in Millions		12 Months Ended
	Dec. 14, 2022	Dec. 31, 2022	Dec. 31, 2021
Related Parties [Abstract]
Related to balance receivable from the sale of assets	R$ 82	R$ 150
Other liabilities amount		R$ 187	R$ 201